Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Jennison Natural Resources Fund, Inc.
Entity Central Index Key	0000816753
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM Jennison Natural Resources Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class A
Trading Symbol	PGNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class A	$131	1.26%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REP
OR
TING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. Natural resources equities, despite overall gains, trailed the broader equity markets.
■
Among natural resources sectors, metals & mining stocks were strong performers for the period. Several energy exploration & production and midstream energy companies also reported strong gains.
■
Relative to the Lipper Global Natural Resources Index, the Fund’s performance was led by its exposure and stock selection with its metals &
mining stocks as well as stock selection in the energy sector. Many of the Fund’s renewable-energy stocks, however, produced negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	1.81%	13.45%	2.04%
Class A without sales charges	7.74%	14.74%	2.61%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Lipper Global Natural Resources Index	9.58%	13.38%	3.87%
MSCI World ND Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 677,552,315
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 5,373,742
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 677,552,315
Number of fund holdings	50
Total advisory fees paid for the year	$ 5,373,742
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States (7.0% represents investments purchased with collateral from securities on loan)	54.4%
Canada	25.5%
France	7.4%
United Kingdom	4.8%
Brazil	4.1%
Australia	2.7%
Chile	2.6%
Burkina Faso	2.3%
Country Allocation	% of Net Assets
Turkey	2.0%
Ghana	1.0%
Norway	0.2%
South Africa	0.0%*
107.0%
Liabilities in excess of other assets	(7.0)%
100.0%
* Less th
an
0.05%

PGIM Jennison Natural Resources Fund - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class C
Trading Symbol	PNRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class C	$210	2.03%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. Natural resources equities, despite overall gains, trailed the broader equity markets.
■
Among natural resources sectors, metals & mining stocks were strong performers for the period. Several energy exploration & production and midstream energy companies also reported strong gains.
■
Relative to the Lipper Global Natural Resources Index, the Fund’s performance was led by its exposure and stock selection with its metals &
mining stocks as well as stock selection in the energy sector. Many of the Fund’s renewable-energy stocks, however, produced negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	5.90%	13.92%	1.90%
Class C without sales charges	6.90%	13.92%	1.90%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Lipper Global Natural Resources Index	9.58%	13.38%	3.87%
MSCI World ND Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 677,552,315
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 5,373,742
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 677,552,315
Number of fund holdings	50
Total advisory fees paid for the year	$ 5,373,742
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States (7.0% represents investments purchased with collateral from securities on loan)	54.4%
Canada	25.5%
France	7.4%
United Kingdom	4.8%
Brazil	4.1%
Australia	2.7%
Chile	2.6%
Burkina Faso	2.3%
Country Allocation	% of Net Assets
Turkey	2.0%
Ghana	1.0%
Norway	0.2%
South Africa	0.0%*
107.0%
Liabilities in excess of other assets	(7.0)%
100.0%
* Less than 0.05%

PGIM Jennison Natural Resources Fund - CLASS R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class R
Trading Symbol	JNRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class R	$159	1.53%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. Natural resources equities, despite overall gains, trailed the broader equity markets.
■
Among natural resources sectors, metals & mining stocks were strong performers for the period. Several energy exploration & production and midstream energy companies also reported strong gains.
■
Relative to the Lipper Global Natural Resources Index, the Fund’s performance was led by its exposure and stock selection with its metals &
mining stocks as well as stock selection in the energy sector. Many of the Fund’s renewable-energy stocks, however, produced negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	7.44%	14.48%	2.39%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Lipper Global Natural Resources Index	9.58%	13.38%	3.87%
MSCI World ND Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 677,552,315
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 5,373,742
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 677,552,315
Number of fund holdings	50
Total advisory fees paid for the year	$ 5,373,742
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
Country Allocation	% of Net Assets
United States (7.0% represents investments purchased with collateral from securities on loan)	54.4%
Canada	25.5%
France	7.4%
United Kingdom	4.8%
Brazil	4.1%
Australia	2.7%
Chile	2.6%
Burkina Faso	2.3%
Country Allocation	% of Net Assets
Turkey	2.0%
Ghana	1.0%
Norway	0.2%
South Africa	0.0%*
107.0%
Liabilities in excess of other assets	(7.0)%
100.0%
* Less than 0.05%

PGIM Jennison Natural Resources Fund - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class Z
Trading Symbol	PNRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class Z	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. Natural resources equities, despite overall gains, trailed the broader equity markets.
■
Among natural resources sectors, metals & mining stocks were strong performers for the period. Several energy exploration & production and midstream energy companies also reported strong gains.
■
Relative to the Lipper Global Natural Resources Index, the Fund’s performance was led by its exposure and stock selection with its metals &
mining stocks as well as stock selection in the energy sector. Many of the Fund’s renewable-energy stocks, however, produced negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	8.10%	15.18%	2.98%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Lipper Global Natural Resources Index	9.58%	13.38%	3.87%
MSCI World ND Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 677,552,315
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 5,373,742
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 677,552,315
Number of fund holdings	50
Total advisory fees paid for the year	$ 5,373,742
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States (7.0% represents investments purchased with collateral from securities on loan)	54.4%
Canada	25.5%
France	7.4%
United Kingdom	4.8%
Brazil	4.1%
Australia	2.7%
Chile	2.6%
Burkina Faso	2.3%
Country Allocation	% of Net Assets
Turkey	2.0%
Ghana	1.0%
Norway	0.2%
South Africa	0.0%*
107.0%
Liabilities in excess of other assets	(7.0)%
100.0%
* Less than 0.05%

PGIM Jennison Natural Resources Fund - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class R6
Trading Symbol	PJNQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Jennison Natural Resources Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class R6	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Equity markets gained ground during the reporting period as investors reacted positively to the slowing pace of inflation and sustained economic growth. The US Federal Reserve’s (Fed) decision to lower the federal funds rate by 0.50% at its September meeting, as well as the tone of the accompanying statement, reflected the Fed’s confidence in its ability to continue to ease policy in the future. Natural resources equities, despite overall gains, trailed the broader equity markets.
■
Among natural resources sectors, metals & mining stocks were strong performers for the period. Several energy exploration & production and midstream energy companies also reported strong gains.
■
Relative to the Lipper Global Natural Resources Index, the Fund’s performance was led by its exposure and stock selection with its metals &
mining stocks as well as stock selection in the energy sector. Many of the Fund’s renewable-energy stocks, however, produced negative returns for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	8.21%	15.29%	3.10%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Lipper Global Natural Resources Index	9.58%	13.38%	3.87%
MSCI World ND Index	33.68%	12.03%	9.78%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 677,552,315
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 5,373,742
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 677,552,315
Number of fund holdings	50
Total advisory fees paid for the year	$ 5,373,742
Portfolio turnover rate for the year	31%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Country Allocation	% of Net Assets
United States (7.0% represents investments purchased with collateral from securities on loan)	54.4%
Canada	25.5%
France	7.4%
United Kingdom	4.8%
Brazil	4.1%
Australia	2.7%
Chile	2.6%
Burkina Faso	2.3%
Country Allocation	% of Net Assets
Turkey	2.0%
Ghana	1.0%
Norway	0.2%
South Africa	0.0%*
107.0%
Liabilities in excess of other assets	(7.0)%
100.0%
* Less than 0.05%